GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 54,067,346	$ 430,183	$ 354,310	$ 526,700	$ 584,384	$ 350,866	$ 54,851,839	$ 1,461,950	$ 1,820,528	$ 2,660,566
Net cash used in operations							378,000
Working capital deficit	121,600,000						121,600,000		3,767,341
Net cash used in operations							377,982	675,152	935,118	1,105,251
Stockholders' deficit	(18,092,292)	$ 4,158,759	$ 4,108,085	$ 3,699,517	$ 3,563,599	$ 2,989,259	(18,092,292)	$ 3,699,517	3,779,059	3,117,179	$ 3,023,649
Accumulated deficit	$ 121,550,059						$ 121,550,059		$ 66,698,220	$ 64,684,732